STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows used in operating activities
Net loss for the year	$ (24,401)	$ (29,504)	$ (32,706)
Changes in non-cash working capital items
Prepaid expenses	1,194	(319)
Accounts payable and accrued expenses	224	(374)	150
Net cash used in operating activities	(22,983)	(30,197)	(32,556)
Cash flows from investing activities
Cash flows from financing activities
Change in cash during the year	(22,983)	(30,197)	(32,556)
Cash, beginning of year	44,437	74,634	107,190
Cash, end of year	$ 21,454	$ 44,437	$ 74,634